Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Key Financial Information Regarding the Operating Segments Comprise - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Revenue	$ 20,029,552	$ 24,988,171	$ 16,999,437
-Cost of revenue	(24,084,598)	(27,092,577)	(16,955,555)
-Selling and marketing expenses	(7,347,777)	(1,646,144)	(1,256,315)
-General and administrative expenses	(15,130,045)	(9,040,589)	(6,053,503)
-Research and development expenses	(1,954,842)	(1,877,907)	(1,038,547)
-Other expense	(2,773,643)	(399,124)	(882,127)
-Other income	657,926	187,063	133,899
-Financial income	3,561,427	2,567,118	180,267
-Financial expense	(6,772,719)	(1,931,889)	(4,712,402)
Loss Before Income Tax Expense	(33,814,719)	(14,245,878)	(13,584,846)
Ride-hailing [Member]
Condensed Statement of Income Captions [Line Items]
Revenue
-Cost of revenue		(170,797)
-Selling and marketing expenses	(6,371,668)	(803,033)
-General and administrative expenses	(4,757,661)	(409,931)
-Other expense	(524,914)
Segment Loss Before Income Tax Expense	(11,654,243)	(1,383,761)
Loss Before Income Tax Expense	(11,654,243)	(1,383,761)
Two-wheeled electric vehicle rentals [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	20,029,552	24,988,171	16,999,437
-Cost of revenue	(24,084,598)	(26,921,780)	(16,955,555)
-Selling and marketing expenses	(976,109)	(843,111)	(1,256,315)
-General and administrative expenses	(10,372,384)	(8,630,658)	(6,053,503)
-Research and development expenses			(1,038,547)
-Other expense	(2,248,729)	(399,124)	(882,127)
-Other income			133,899
-Financial income			180,267
-Financial expense			(4,712,402)
Segment Loss Before Income Tax Expense	(17,652,268)	(11,806,502)	(13,584,846)
Loss Before Income Tax Expense	(17,652,268)	(11,806,502)	$ (13,584,846)
Unallocated [Member]
Condensed Statement of Income Captions [Line Items]
-Research and development expenses	(1,954,842)	(1,877,907)
-Other income	657,926	187,063
-Financial income	3,561,427	2,567,118
-Financial expense	(6,772,719)	(1,931,889)
Loss Before Income Tax Expense	$ (4,508,208)	$ (1,055,615)